COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES
24.	COMMITMENTS AND CONTINGENCIES

Operating lease agreements

The Group entered into operating lease arrangements mainly relating to its office premises and IDC space rental. Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases. The terms of the leases do not contain rent escalation or contingent rents. Future minimum lease payments for non-cancelable operating leases as of December 31, 2013 were as follows:

	Office premises	IDC space rental	Total
	RMB	RMB	RMB	US$

2014	5,049,070	25,159,900	30,208,970	4,990,166
2015	1,774,404	126,000	1,900,404	313,924
Thereafter	—	—	—	—

Total	6,823,474	25,285,900	32,109,374	5,304,090

Total rental expenses were RMB77,345,611, RMB75,283,297 and RMB75,694,814 (US$12,503,892) for the years ended December 31, 2011, 2012 and 2013 respectively.

Commitments

Capital commitments

The Group has a commitment to invest a remaining amount of RMB7,500,000 (US$1,238,912) in Innovation Works upon capital call from Innovation Works.

The Group has a commitment to invest a remaining amount of RMB4,000,000 (US$660,753) in Dijiang Network and the commitment is due under certain contractual conditions.

The Group has a commitment to invest a remaining amount of RMB111,750,390 (US$18,459,849) in Yunfeng Fund II upon capital call.

The Group has a commitment to invest a remaining amount of RMB1,300,000 (US$214,745) in Wula Century and the commitment is due under certain contractual conditions.

Capital commitments for the construction of an additional office space and purchases of property and equipment as of December 31, 2013 were approximately RMB99,300,155 (US$16,403,217).

Online game licensing fee commitments

As of December 31, 2013, the Group had a commitment to pay licensing fees to a third party of RMB21,187,950 (US$3,500,000), according to previously agreed payment terms.

Income taxes

As of December 31, 2013, the Group recognized RMB47,579,967 (US$7,859,651) (2012: RMB47,579,967) of unrecognized tax benefits. The final outcome of these tax uncertainties is dependent upon various matters including tax examinations, changes in regulatory tax laws, interpretation of those tax laws or expiration of status of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties.